UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22467

Kayne Anderson Midstream/Energy Fund, Inc.

(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100,

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC,

717 Texas Avenue, Suite 3100,

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2012

Date of reporting period: August 31, 2012

Item 1:	Schedule of Investments

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 142.7%
Equity Investments(1) — 119.6%
United States — 117.0%
Midstream Company(2) — 54.5%
Capital Product Partners L.P.(3)	1,354	$10,426
CenterPoint Energy, Inc.	683	13,930
Enbridge Inc.	149	5,889
Golar LNG Partners LP(3)(4)	886	28,188
Kinder Morgan, Inc.(4)	1,913	68,439
Kirby Corporation(4)(5)	126	6,650
NiSource Inc.	238	5,793
ONEOK, Inc. (4)	1,314	58,530
Spectra Energy Corp.(4)	997	28,169
Targa Resources Corp.(4)	497	22,503
Teekay Offshore Partners L.P. (3)	734	20,829
The Williams Companies, Inc.(4)	2,393	77,207

		346,553

Midstream MLP(2)(6)(7) — 51.2%
Access Midstream Partners, LP	382	11,507
Buckeye Partners, L.P.(8)	248	12,273
Buckeye Partners, L.P. — Class B Units(8)(9)(10)	301	13,903
Crestwood Midstream Partners LP	268	6,595
Crestwood Midstream Partners LP — Class C Units(9)(10)	181	4,247
Crosstex Energy, L.P.	348	5,177
DCP Midstream Partners, LP(4)	262	11,315
DCP Midstream Partners, LP(9)	141	5,886
Enbridge Energy Management, L.L.C.(10)(11)	1,045	32,537
Energy Transfer Equity, L.P.(4)	158	6,937
Energy Transfer Partners, L.P.	169	7,200
Enterprise Products Partners L.P.(4)	90	4,780
Exterran Partners, L.P.	473	10,077
Global Partners LP	351	8,826
Inergy, L.P.(4)	468	10,081
Inergy Midstream, L.P.	320	7,451
Kinder Morgan Management, LLC (4)(10)(11)	992	73,528
MarkWest Energy Partners, L.P.(4)(8)	203	10,795
Niska Gas Storage Partners LLC(4)	193	2,445
ONEOK Partners, L.P.	42	2,358
PetroLogistics LP	271	3,466
Plains All American GP LLC — Unregistered(8)(9)(11)	7	15,756
Plains All American Pipeline, L.P.(8)	229	19,854
PVR Partners, L.P.(4)(8)	322	7,853
Regency Energy Partners L.P.(4)	975	22,571
Targa Resources Partners L.P. (4)	12	473
Tesoro Logistics LP(4)	33	1,429
Western Gas Partners, LP(4)	70	3,357
Williams Partners L.P.	68	3,492

		326,169

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Other Energy — 8.2%
Enduro Royalty Trust	125	$2,286
OGE Energy Corp.(4)	330	17,815
Pacific Coast Oil Trust	309	5,861
PPL Corporation — 9.50% Preferred Shares(12)	155	8,473
SandRidge Mississippian Trust II (13)	250	5,202
SandRidge Permian Trust(4)(13)	150	2,996
Seadrill Limited	155	6,389
VOC Energy Trust	173	3,104

		52,126

Other MLP(7) — 1.9%
Alliance Holdings GP, L.P.(4)	37	1,772
BreitBurn Energy Partners L.P.	197	3,861
Hi-Crush Partners LP(14)	165	3,201
Northern Tier Energy LP(14)	189	3,464

		12,298

Other — 1.2%
Navios Maritime Partners L.P.(3)	538	7,778

Total United States (Cost — $647,692)		744,924

Canada — 2.6%
Midstream Company(2) — 2.6%
Keyera Corp.	45	2,036
Pembina Pipeline Corporation	521	14,134

Total Canada (Cost — $14,365)		16,170

Total Equity Investments (Cost — $662,057)		761,094

	Interest Rate	Maturity Date	Principal Amount
Debt Instruments — 23.1%
United States — 21.3%
Upstream — 12.9%
Aurora Oil & Gas Limited	9.875%	2/15/17	$4,660	4,870
Carrizo Oil & Gas, Inc.	8.625	10/15/18	7,775	8,339
Clayton Williams Energy, Inc.	7.750	4/1/19	10,496	10,470
Comstock Resources, Inc.	7.750	4/1/19	8,000	7,920
Comstock Resources, Inc.	9.500	6/15/20	3,750	3,965
EP Energy LLC	9.375	5/1/20	9,500	10,343
Halcón Resources Corporation	9.750	7/15/20	15,250	15,593
PDC Energy, Inc.	12.000	2/15/18	9,750	10,530
Resolute Energy Corporation	8.500	5/1/20	9,775	10,080

				82,110

Other — 4.3%
Navios Maritime Holdings Inc.	8.125	2/15/19	13,600	11,934
PBF Holding Company LLC	8.250	2/15/20	14,500	15,225

				27,159

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Midstream Company(2) — 1.7%
Teekay Corporation	8.500%	1/15/20	$10,325	$10,751

Coal — 2.4%
Foresight Energy LLC	9.625	8/15/17	15,233	15,576

Total United States (Cost — $133,057)				135,596

Canada — 1.8%
Upstream — 1.8%
Southern Pacific Resource Corp. (Cost — $11,432)	(15)	1/7/16	11,431	11,517

Total Debt Investments (Cost — $144,489)				147,113

Total Long-Term Investments (Cost — $806,546)				908,207

	No. of Contracts
Liabilities
Call Option Contracts Written(5)
Midstream Company
Golar LNG Partners LP, call options expiring 9/21/12 @ $30.00	200	(39)
Kinder Morgan, Inc., call options expiring 9/21/12 @ $35.00	3,300	(280)
Kinder Morgan, Inc., call options expiring 10/19/12 @ $35.00	2,000	(262)
Kirby Corporation, call options expiring 9/21/12 @ $55.00	375	(15)
Kirby Corporation, call options expiring 10/19/12 @ $55.00	500	(57)
ONEOK, Inc., call options expiring 9/21/12 @ $45.00	2,600	(104)
Spectra Energy Corp., call options expiring 9/21/12 @ $29.00	1,300	(19)
Targa Resources Corp., call options expiring 9/21/12 @ $44.00	600	(92)
Targa Resources Corp., call options expiring 9/21/12 @ $45.00	1,200	(111)
Targa Resources Corp., call options expiring 9/21/12 @ $46.00	300	(11)
The Williams Companies, Inc., call options expiring 9/21/12 @ $32.00	900	(83)
The Williams Companies, Inc., call options expiring 9/21/12 @ $33.00	900	(42)

		(1,115)

Midstream MLP
DCP Midstream Partners, LP, call options expiring 9/21/12 @ $45.00	193	(5)
Energy Transfer Equity, L.P., call options expiring 9/21/12 @ $42.50	1,000	(165)
Enterprise Products Partners L.P., call options expiring 9/21/12 @ $52.50	800	(96)
Inergy, L.P., call options expiring 9/21/12 @ $20.00	217	(36)
Kinder Morgan Management, LLC, call options expiring 9/21/12 @ $75.00	350	(7)
MarkWest Energy Partners, L.P., call options expiring 9/21/12 @ $52.50	200	(23)
MarkWest Energy Partners, L.P., call options expiring 10/19/12 @ $52.50	500	(91)
Niska Gas Storage Partners LLC, call options expiring 9/21/12 @ $12.50	500	(16)
PVR Partners, L.P., call options expiring 9/21/12 @ $25.00	900	(16)
Regency Energy Partners L.P., call options expiring 9/21/12 @ $22.50	200	(15)
Targa Resources Partners L.P., call options expiring 9/21/12 @ $41.00	100	(4)
Tesoro Logistics LP, call options expiring 9/21/12 @ $40.00	300	(107)
Western Gas Partners L.P., call options expiring 9/21/12 @ $45.00	200	(57)

		(638)

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Contracts	Value
Other Energy
OGE Energy Corp., call options expiring 9/21/12 @ $55.00	600	$(21)
SandRidge Permian Trust, call options expiring 10/19/12 @ $20.00	300	(22)

		(43)

Other MLP
Alliance Holdings GP, L.P., call options expiring 9/21/12 @ $45.00	250	(90)

Total Call Option Contracts Written (Premiums Received $1,513)		(1,886)

Credit Facility		(46,000)
Senior Unsecured Notes		(165,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(65,000)
Other Liabilities		(5,736)

Total Liabilities		(283,622)
Other Assets		11,879

Total Liabilities in Excess of Other Assets		(271,743)

Net Assets Applicable to Common Stockholders		$636,464

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Securities are categorized as “Midstream” if they (i) derive at least 50% of their revenues or operating income from operating Midstream Assets or (ii) have Midstream Assets that represent the majority of their assets.

(3)	This company is structured like an MLP but is not treated as a publicly-traded partnership for RIC qualification purposes.

(4)	Security or a portion thereof is segregated as collateral on option contracts written.

(5)	Security is non-income producing.

(6)	Includes limited liability companies.

(7)	Unless otherwise noted, securities are treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly traded partnerships. The Fund had less than 25% of its total assets invested in publicly traded partnerships at August 31, 2012. It is the Fund’s intention to be treated as a RIC for tax purposes.

(8)	Kayne Anderson Midstream/Energy Fund, Inc. (the “Fund”) believes that it is an affiliate of Buckeye Partners, L.P., MarkWest Energy Partners, L.P., PVR Partners, L.P., Plains All American GP LLC and Plains All American Pipeline, L.P.

(9)	Fair valued securities, restricted from public sale.

(10)	Distributions are paid-in-kind.

(11)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(12)	Security is mandatorily convertible to common shares of PPL Corporation and consists of a purchase contract for a beneficial ownership interest in PPL Capital Funding, Inc.’s 4.625% junior subordinated notes and a quarterly payment of 4.875% per annum of the $50 per share stated amount of the security.

(13)	Security is treated as a publicly-traded partnership for RIC qualification purposes.

(14)	Security is not currently paying cash distributions but is expected to pay cash distributions within the next 12 months.

(15)	Floating rate second lien senior secured term loan. Security pays interest at base rate + 750 basis points (10.75% as of August 31, 2012).

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At August 31, 2012, the Fund held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units, Principal ($) (in 000s)	Cost Basis	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 3 Investments(1)
Buckeye Partners, L.P. Class B Units	1/18/11	(2)	301	$14,779	$13,903	$46.18	2.2%	1.5%
Crestwood Midstream Partners LP Class C Units	(3)	(2)	181	4,001	4,247	23.50	0.6	0.5
DCP Midstream Partners, LP Common Units	7/2/12	(2)	141	4,915	5,886	41.85	0.9	0.6
Plains All American GP LLC(4) Common Units	(3)	(5)	7	9,101	15,756	2,262	2.5	1.7

Total				$32,796	$39,792		6.2%	4.3%

Level 2 Investments(6)
Senior Notes and Secured Term Loan
Aurora Oil & Gas Limited	(3)	(2)	$4,660	$4,786	$4,870	n/a	0.8%	0.5%
EP Energy LLC	(3)	(5)	9,500	9,507	10,343	n/a	1.6	1.1
Foresight Energy LLC	(3)	(5)	15,233	16,126	15,576	n/a	2.4	1.7
Halcón Resources Corporation	(3)	(2)	15,250	15,239	15,593	n/a	2.5	1.7
PBF Holding Company LLC	(3)	(5)	14,500	14,358	15,225	n/a	2.4	1.7
Resolute Energy Corporation	(3)	(2)	9,775	9,848	10,080	n/a	1.6	1.1
Southern Pacific Resource Corp.	(3)	(2)	11,431	11,432	11,517	n/a	1.8	1.3

Total				$81,296	$83,204		13.1%	9.1%

Total of all restricted securities				$114,092	$122,996		19.3%	13.4%

(1)	Securities are valued using inputs reflecting the Fund’s own assumptions.

(2)	Unregistered or restricted security of a publicly traded company.

(3)	Security was acquired at various dates during the nine months ended August 31, 2012 and/or in prior years.

(4)	In determining the fair value for Plains All American GP, LLC (“PAA GP”), the Fund’s valuation is based on publicly available information. Robert V. Sinnott, the CEO of KACALP, sits on PAA GP’s board of directors. Certain private investment funds managed by KACALP may value its investment in PAA GP based on non-public information, and, as a result, such valuation may be different than the Fund’s valuation.

(5)	Unregistered security of a private company.

(6)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or a syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

At August 31, 2012, the cost basis of investments for federal income tax purposes was $807,039. At August 31, 2012, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$113,612

Gross unrealized depreciation	(12,444)

Net unrealized appreciation	$101,168

The identified cost basis of federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at August 31, 2012 and the Fund presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$761,094	$721,302	$—	$39,792
Debt investments	147,113	—	147,113	—

Total assets at fair value	$908,207	$721,302	$147,113	$39,792

Liabilities at Fair Value
Call option contracts written	$1,886	$—	$1,886	$—

For the nine months ended August 31, 2012, there were no transfers between Level 1 and Level 2.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2012.

Nine Months Ended August 31, 2012	Equity Investments
Balance — November 30, 2011	$38,063
Purchases	5,000
Issuances	1,158
Transfers out	(5,428)
Realized gains (losses)	—
Unrealized gains, net	999

Balance — August 31, 2012	$39,792

The $999 of unrealized gains presented in the table above for the nine months ended August 31, 2012 relate to investments that were still held at August 31, 2012.

The purchases of $5,000 for the nine months ended August 31, 2012 relate to the Fund’s investment in DCP Midstream Partners, L.P. The issuances of $1,158 for the nine months ended August 31, 2012 relate to additional units received from Buckeye Partners, L.P. (Class B Units) and Crestwood Midstream Partners LP (Class C Units). The Fund’s investment in the common units of Teekay Offshore Partners L.P., which is noted as a transfer out of Level 3 in the table above, became readily marketable during the nine months ended August 31, 2012.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Fund.

The following table sets forth the fair value of the Fund’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of August 31, 2012

Call options	Call option contracts written	$(1,886)

The following table sets forth the effect of the Fund’s derivative instruments.

		For the Nine Months Ended August 31, 2012
Derivatives Not Accounted for as Hedging Instruments	Location of Gains/(Losses) on Derivatives Recognized in Income	Net Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options	Options	$2,906	$(90)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 31, 2012 with a file number 811-22467.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:	Controls and Procedures

(a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits

1.  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

/s/ Kevin S. McCarthy
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	October 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

/s/ Kevin S. McCarthy
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	October 29, 2012

/s/ Terry A. Hart
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	October 29, 2012